Relevant events of the year	12 Months Ended
Jun. 30, 2026
Relevant events of the year
Relevant events of the year

36. Relevant events of the year

Exercise of Warrants – CRESUD

During the year ended June 30, 2026, certain warrant holders exercised their right to acquire additional shares. As a result, USD 24.5 million, equivalent to ARS 39,711 million, was received corresponding to the conversion of 71,644,060 warrants, and a total of 95,234,036 ordinary shares of the Company with a par value of ARS 1 were issued. A balance of 1,650,742 options remained unexercised, which expired on March 10, 2026.

Dividend Payment – BrasilAgro

On October 22, 2025, General Ordinary and Extraordinary Shareholders’ Meeting, BrasilAgro approved the payment of dividends for a total amount of BRL 42 million, equivalent to ARS 13,651 million. The full amount was paid as of the date of these Consolidated Financial Statements.

Dividend Payment – FYO

On February 26, 2026, General Extraordinary Shareholders’ Meeting, FyO approved the payment of dividends for a total amount of USD 2.5 million, equivalent to ARS 7,564 million. The full amount was paid as of the date of these Consolidated Financial Statements.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On October 30, 2025, the General Ordinary and Extraordinary Shareholders’ Meeting of IRSA was held, where it was resolved: (i) the allocation of 5% of the restated fiscal year result, that is, the sum of ARS 10,368 million, to the legal reserve, which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 13,067 million; (ii) to distribute a dividend to shareholders in proportion to their shareholdings, payable in cash in the amount of ARS 173,788 million, which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 219,018 million; and (iii) the allocation of the remaining balance of the fiscal year result, after deducting the legal reserve and the dividend, in the amount of ARS 23,200 million, to the integration of a facultative reserve named “special reserve,” which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 29,239 million, and which may be used for future dividend distributions, share buybacks, and/or new projects related to the Company’s business plan.

On November 4, 2025, IRSA made available to shareholders the cash dividend of ARS 173,788 million.

Additionally, the subscription of an addendum to the warrant agreement originally entered on April 29, 2021 and amended on September 17, 2021 was approved, within the framework of the capital increase authorized by the CNV.

The addendum introduces the possibility for option holders to exercise them without paying cash (except for the payment of the nominal value of the shares) for the differential amount between the cash exercise price and the market value.

As a result of the introduction of this new exercise mechanism, the warrants issued by IRSA, which had previously been classified as equity instruments, have been reclassified as financial instruments within liabilities, since the settlement alternative, requiring only the payment of the nominal value of the shares, involves the delivery of a variable number of shares depending on the market price of the shares at the beginning of the exercise period. This reclassification was made at fair value, with the initial difference recognized within Share Premium.

 Exercise warrants – IRSA

During the year ended June 30, 2026, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 4.4 million, equivalent to ARS 7,396 million, were received, for converted warrants of 60,814,974 and a total of 83,595,129 common shares of IRSA with a nominal value of ARS 10 were issued with a balance of 149,100 options remaining unexercised, which expired on May 12, 2026. As of the closing date of these consolidated financial statements, given the expiration of such warrants, no liabilities remained recorded.

Banco Hipotecario S.A. – Cash dividend payment

On March 30, 2026, the Ordinary and Extraordinary General Shareholders’ Meeting of Banco Hipotecario S.A. approved the payment of a dividend of ARS 12,703 million, which restated as of the closing date of these Consolidated Financial Statements amounts to ARS 14,022 million. of which ARS 4,083 corresponded to the Group. The dividend will be paid in three (3) equal, monthly and consecutive installments, in proportion to each shareholder’s equity interest, calculated in constant currency as of the date of the Ordinary and Extraordinary General Shareholders’ Meeting. As of June 30, 2026, the first installment was collected.

Dividend Payments – La Rural S.A. – IRSA

At the General Ordinary Shareholders’ Meeting held on December 18, 2025, La Rural S.A. approved the payment of ordinary dividends in the amount of ARS 3,998, which restated as of the closing date of these financial statements amounts to ARS 4,672, of which ARS 2,336 corresponded to the Group. The dividend was fully collected as of the date of these consolidated financial statements.

At the General Ordinary Shareholders’ Meeting held on April 24, 2026, La Rural S.A. approved the payment of preferred dividends in the amount of ARS 7,599, which restated as of the closing date of these financial statements amounts to ARS 7,909, of which ARS 3,954 corresponded to the Group. The dividend was fully collected as of the date of these consolidated financial statements.

Dividend Payments – Nuevo Puerto Santa Fe S.A.– IRSA

At the Unanimous Ordinary General Shareholders' Meeting held on September 17, 2025, Nuevo Puerto Santa Fe S.A. approved the distribution of ordinary dividends amounting to ARS 2,400, which, restated as of the closing date of these financial statements, amount to ARS 3,205, of which ARS 1,603 corresponded to the Group. The dividend had been fully collected as of the date of these consolidated financial statements.

Additionally, the same Shareholders' Meeting approved the distribution of an additional dividend, payable in cash and/or in kind, amounting to ARS 2,093, which, restated as of the closing date of these financial statements, amounts to ARS 2,795, of which ARS 1,397 corresponded to the Group. This additional dividend was applied to fully settle the credit facility maintained by Nuevo Puerto Santa Fe S.A. with IRSA.